Segment, Geographic and Other Revenue Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	[1]	$ 52,546	$ 52,824	$ 48,851
Earnings	[1],[2],[3],[4]	12,305	8,351	8,965
Depreciation and Amortization	[5]	6,269	5,757	5,157
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		52,546	52,824	48,851
Earnings	[4]	29,625	28,752	27,295
Depreciation and Amortization	[5]	1,113	1,183	998
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6]	0	0	0
Earnings	[4],[6]	(3,137)	(3,020)	(2,914)
Depreciation and Amortization	[5],[6]	90	85	76
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	0	0	0
Earnings	[4],[7]	(5,522)	(5,491)	(5,607)
Depreciation and Amortization	[5],[7]	337	356	355
Innovative Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		31,422	29,197	26,758
Earnings	[4]	18,341	15,854	14,581
Depreciation and Amortization	[5],[6]	534	583	552
Essential Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		21,124	23,627	22,094
Earnings	[4]	11,283	12,898	12,714
Depreciation and Amortization	[5],[7]	579	600	446
Purchase Accounting Adjustments [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	0	0	0
Earnings	[4],[7]	(4,758)	(4,185)	(3,953)
Depreciation and Amortization	[5],[7]	4,565	3,890	3,573
Acquisition-Related Costs [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	0	0	0
Earnings	[4],[7]	(456)	(785)	(894)
Depreciation and Amortization	[5],[7]	39	7	75
Certain Significant Items [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[8]	0	0	0
Earnings	[4],[8]	(2,647)	(5,888)	(4,321)
Depreciation and Amortization	[5],[8]	52	200	48
Other Unallocated [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	0	0	0
Earnings	[4],[7]	(799)	(1,032)	(642)
Depreciation and Amortization	[5],[7]	$ 72	$ 35	$ 33

[1]	Amounts may not add due to rounding.
[2]	2016 v. 2015––The increase in the domestic loss was primarily due to a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, higher asset impairments, and higher restructuring charges and certain acquisition-related costs, partially offset by the inclusion of a full year of legacy U.S. Hospira operations as compared to four months of U.S. operations in 2015, and lower charges for legal matters. The increase in international income is primarily due to the non-recurrence of a foreign currency loss related to Venezuela partially offset by a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, and higher restructuring charges and certain acquisition-related costs.
[3]	2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.
[4]	Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.
[5]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[6]	Other business activities includes the costs managed by our WRD and GPD organizations. Effective in the first quarter of 2017, Medical, previously reported as part of Other Business Activities, was reclassified to Corporate. We have reclassified approximately $165 million and $177 million of costs from Other Business Activities to Corporate in 2016 and 2015, respectively, to conform to the current period presentation.
[7]	For a description, see the “Other Costs and Business Activities” section above.
[8]	Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $348 million, (ii) charges for certain legal matters of $237 million, (iii) incremental charges to amounts previously recorded to write down the HIS net assets to fair value less costs to sell of $55 million, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $556 million. For additional information, see Note 2B, Note 3 and Note 4.For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $197 million. For additional information, see Note 2B, Note 3 and Note 4.For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.